SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Assets (Details) - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Prepayments	£ 398,725	£ 15,814
Prepaid taxes	40,842	8,816
Other debtors	38,232	36,373
Other current assets	24,144	2,556
Total	£ 501,943	£ 63,559